Equity, Change in Warrants (Details)		12 Months Ended
	Jun. 25, 2020 shares	Dec. 31, 2021 shares EquityIssuance $ / shares		Dec. 31, 2021 shares EquityIssuance $ / shares		Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares
Number of Warrants [Abstract]
Beginning balance (in shares)		0		0
Issued (in shares)		19,250,000		19,250,000
Exercised (in shares)		(4,089,999)		(4,089,999)
Ending balance (in shares)		15,160,001		15,160,001		0	0
Weighted Average Exercise Price [Abstract]
Beginning balance (in dollars per share) | $ / shares		$ 0
Issued (in dollars per share) | $ / shares		3.56
Exercised (in dollars per share) | $ / shares		10.20
Ending balance (in dollars per share) | $ / shares		$ 7.46				$ 0
Exercise Price $1.80 [Member]
Number of Warrants [Abstract]
Exercised (in shares)		(5,305,838)		(5,305,838)
Weighted Average Exercise Price [Abstract]
Exercised (in dollars per share) | $ / shares				$ 1.80
Exercise Price $4.50 [Member]
Number of Warrants [Abstract]
Exercised (in shares)		(2,222,222)		(2,222,222)
Weighted Average Exercise Price [Abstract]
Exercised (in dollars per share) | $ / shares				$ 4.50
Exercise Price $6.25 [Member]
Number of Warrants [Abstract]
Exercised (in shares)		(930,000)		(930,000)
Weighted Average Exercise Price [Abstract]
Exercised (in dollars per share) | $ / shares				$ 6.25
Exercise Price $1.45 [Member]
Number of Warrants [Abstract]
Exercised (in shares)		(144,094)		(144,094)
Weighted Average Exercise Price [Abstract]
Exercised (in dollars per share) | $ / shares				$ 1.45
Exercise Price $13.36 [Member]
Number of Warrants [Abstract]
Exercised (in shares)		(60,723)		(60,723)
Weighted Average Exercise Price [Abstract]
Exercised (in dollars per share) | $ / shares				$ 13.36
Warrants [Member]
Number of Warrants [Abstract]
Beginning balance (in shares)		7,837,639		7,837,639		2,882,222	2,882,222
Issued (in shares)		1,144,200	[1]	1,144,200	[1]	6,095,483	6,095,483
Exercised (in shares)		(8,662,887)	[2]	(8,662,887)	[2]	(480,066)	(480,066)
Expired (in shares)		(147,418)	[3]	(147,418)	[3]	(660,000)	(660,000)
Ending balance (in shares)		171,554		171,554		7,837,639	7,837,639
Weighted Average Exercise Price [Abstract]
Beginning balance (in dollars per share) | $ / shares				$ 2.56			$ 4.61
Issued (in dollars per share) | $ / shares				6.69	[1]		1.78
Exercised (in dollars per share) | $ / shares				3.05	[2]		1.67
Expired (in dollars per share) | $ / shares				1.80	[3]		5.00
Ending balance (in dollars per share) | $ / shares				$ 6.14			$ 2.56
Broker Warrants [Member]
Number of Warrants [Abstract]
Beginning balance (in shares)		7,837,639		7,837,639
Issued (in shares)	345,027	1,144,200		1,144,200
Ending balance (in shares)		18,067		18,067		7,837,639	7,837,639
Weighted Average Exercise Price [Abstract]
Number of equity issuance completed | EquityIssuance		3		3

[1]	The warrants issued comprise of 1,144,200 broker warrants related to the three equity issuances completed during the year ended December 31, 2021.
[2]	The warrants exercised comprise of 5,305,838 warrants with an exercise price of $1.80, 2,222,222 warrants with an exercise price of $4.50, 930,000 warrants with an exercise price of $6.25, 144,094 warrants with an exercise price of $1.45, and 60,723 warrants with an exercise price of $13.36.
[3]	The warrants expired comprised of 147,418 warrants with an exercise price of $1.80.